Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]	We do not grant stock options, stock appreciation rights (“SARs”) or similar option-like instruments to our named executive officers or other key employees or service providers, and accordingly, no such grants were issued to the aforementioned individuals within four days prior to, or one day after the release of any material non-public information. If in the future we anticipate granting stock options, SARs, or similar option-like instruments, we will establish a policy regarding how the Board determines when to grant such awards and how the Board or Compensation Committee will take material nonpublic information into account when determining the timing and terms of such awards.
Award Timing Method	we will establish a policy regarding how the Board determines when to grant such awards
Award Timing MNPI Considered [Flag]	true
Award Timing, How MNPI Considered [Text Block]	how the Board or Compensation Committee will take material nonpublic information into account when determining the timing and terms of such awards.